Discontinued operations	12 Months Ended
Dec. 31, 2012
Discontinued operations

2. Discontinued operations

Introduction

In order to expand shareholder value in the longer term and allow the Company to focus on and pursue additional accretive concessions, the Company divested many of its subsidiaries during 2012. In addition, the divestiture of the subsidiaries resulted in the elimination of certain outstanding payables, earn-out liabilities and tax provisions in the aggregate amount of $41.6 million. On May 2, May 14, August 31, and November 30, 2012, the Company disposed of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang and Wuxi Ruizhong, respectively. On December 31, 2012, the Company entered into a Share Purchase Agreement and completed the sale of SearchMedia International and its remaining subsidiaries.

As a result of the Company’s disposal of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang and Wuxi Ruizhong and the Company’s divestment of SearchMedia International, together with its remaining subsidiaries, the results and accounts of each of these subsidiaries are shown as discontinued operations in the Company’s financial statements.

Disposal of Zhejiang Continental

On May 2, 2012, the Company divested 100% of the equity interests in Zhejiang Continental back to its original selling shareholders and eliminated the related acquisition contingent payable of $8,250 in exchange for the issuance of 1.0 million ordinary shares of the Company. The gain on the elimination on acquisition contingent payable was recognized by the Company to its income statement in accordance with ASC Topic 805-30-35 and reflected in the Company’s 2012 financial statements.

The following financial information presents the results of operations of Zhejiang Continental for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Period ended December 31, 2010	Year ended December 31, 2011	Period ended May 2, 2012
Advertising service revenues	4,370	2,611	379
Pretax profit/(loss)	3,269	303	(143)
Net profit / (loss)	2,451	100	(143)

The Company recorded a cumulative gain on the disposal of Zhejiang Continental, pursuant to the following:

Total consideration on disposal – 1,000,000 shares issued	$(1,700)
Add: Extinguishment of current accounts	80
Add: Earn-out consideration payable settled	8,250
Less: Net book value of assets in connection with the disposal	(1,170)

Net gain on the disposal of Zhejiang Continental	5,460

Disposal of Shenyang Jingli

On May 14, 2012, the Company divested 100% of the equity interests in Shenyang Jingli back to its original selling shareholders and eliminated the related acquisition contingent payable of $1,437. The gain on the elimination on acquisition contingent payable was recognized by the Company to its income statement in accordance with ASC Topic 805-30-35 and reflected in the Company’s 2012 financial statements.

The following financial information presents the results of operations of Shenyang Jingli for the year ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended May 14, 2012
Advertising service revenues	1,246	471	6
Pretax profit/(loss)	(241)	(549)	251
Net profit / (loss)	(181)	(816)	222

The Company recorded a cumulative gain on the disposal of Shenyang Jingli, pursuant to the following:

Total consideration on disposal	$—
Add: Extinguishment of current accounts	1,586
Add: Extinguishment of acquisition consideration payable	1,437
Add: Net book value of liability in connection with the disposal	1,641

Net gain on the disposal of Shenyang Jingli	4,664

Disposal of Qingdao Kaixiang

On August 31, 2012, the Company divested 100% of the equity interests in Qingdao Kaixiang back to its original selling shareholders and eliminated the related acquisition contingent payable of $4,126. The gain on the elimination on acquisition contingent payable was recognized by the Company to its income statement in accordance with ASC Topic 805-30-35 and reflected in the Company’s 2012 financial statements.

The following financial information presents the results of operations of Qingdao Kaixiang for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended August 31, 2012
Advertising service revenues	4,111	2,603	89
Pretax profit/(loss)	1,495	338	(563)
Net profit / (loss)	1,259	253	(563)

The Company recorded a cumulative loss on the disposal of Qingdao Kaixiang, pursuant to the following:

Total consideration on disposal	$—
Add: Extinguishment of current accounts	1,891
Add: Extinguishment of acquisition consideration payable	4,126
Less: Net book value of assets in connection with the disposal	(4,574)
Less: Goodwill writeoff	(3,261)

Net loss on the disposal of Qingdao Kaixiang	(1,818)

Disposal of Wuxi Ruizhong

On November 30, 2012, the Company divested 100% of the equity interests in Wuxi Ruizhong back to its original selling shareholders and eliminated the related acquisition contingent payable of $322. The gain on the elimination on acquisition contingent payable was recognized by the Company to its income statement in accordance with ASC Topic 805-30-35 and reflected in the Company’s 2012 financial statements.

The following financial information presents the results of operations of Wuxi Ruizhong for the years ended December 31, 2010, 2011 and for the period ended the disposal date.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended November 30, 2012
Advertising service revenues	2,165	2,035	1,656
Pretax profit/(loss)	931	493	146
Net profit / (loss)	588	192	(19)

The Company recorded a cumulative loss on the disposal of Wuxi Ruizhong, pursuant to the following:

Total consideration on disposal	$147
Add: Obligation exempted	328
Add: Extinguishment of current accounts	1,414
Add: Extinguishment of acquisition consideration payable	322
Less: Net book value of assets in connection with the disposal	(1,750)
Less: Goodwill writeoff	(3,103)

Net loss on the disposal of Wuxi Ruizhong	(2,642)

Divestiture of SearchMedia International Limited and its subsidiaries

On December 31, 2012, the Company announced the divestiture of its SearchMedia International Limited, together with all its remaining subsidiaries. As part of the transaction, SearchMedia International and its remaining subsidiaries were divested to an independent third party, by granting an option to acquire 650,000 shares of Tiger Media at $1.25 per share to eliminate the remaining earn-out obligations and potential tax liabilities pursuant to the acquisition agreements with the subsidiaries of SearchMedia International. As part of the transaction, the independent third party will pursue the collection of all receivables and all claims for SearchMedia International, for the benefit of Tiger Media and share 50% of any receivables, net proceeds, awards or judgments from any claims or lawsuits brought about by SearchMedia International entities; provided, however, 100% of any sale proceeds from the sale or transfer of any of the SearchMedia International’s subsidiaries will accrue to Tiger Media. Included in the divestiture of SearchMedia International are the subsidiaries, HK Ad-Icon, Wanshuizhiyuan and Shanghai Botang subsidiaries. As of December 31, 2012, SearchMedia International’s operating results will no longer form part of the Company’s consolidated financial statements.

The following financial information presents the results of operations of SearchMedia International and its remaining subsidiaries for the years ended December 31, 2010, 2011 and 2012.

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Advertising service revenues	37,075	47,851	27,899
Pretax profit/(loss)	(48,367)	(10,214)	(6,192)
Net profit / (loss)	(48,450)	(11,073)	(6,220)

The Company recorded a cumulative gain on the divestiture of SearchMedia International with its remaining subsidiaries, pursuant to the following:

Total consideration on disposal	$(421)
Add: Net book value of liability in connection with the divestiture	118,153
Less: Extinguishment of current accounts	(107,243)

Net gain on the divestiture of SearchMedia International	$10,489

The net book value of liability includes the extinguished acquisition payable to Wanshuizhiyuan and Wenzhou Rigao, amounting to $1,206 and $3,610, respectively.

The following financial information presents the total results of operations of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong, SearchMedia International and its subsidiaries for the years/period ended December 31, 2010, 2011 and for the period ended the disposal dates.

	Year ended December 31, 2010	Year ended December 31, 2011	Period ended disposal dates
Advertising service revenues	48,967	55,571	30,029
Pretax profit/(loss)	(42,913)	(9,629)	(6,501)
Net profit / (loss)	(44,333)	(9,712)	(6,723)

The main classes of assets and liabilities of discontinued components are as follows:

	2011	2012
Cash	$4,592	$—
Accounts receivable	15,822	—
Prepayments and other receivables	9,476	—
Amount due from related party	2,079	—
Property, plant and equipment	633	—
Long-term deferred expenses	31	—
Deferred tax assets	866	—
Goodwill	16,926	—

Assets of discontinued components	$50,425	$—
Accounts payable	14,167	—
Accrued expenses and other payables	15,764	—
Amount due to related party	205	—
Income tax payable	9,524	—
Acquisition payable	22,196	—

Liabilities of discontinued components	$61,856	$—

The Company recorded a cumulative gain on the disposal of divestiture of Zhejiang Continental, Shenyang Jingli, Qingdao Kaixiang, Wuxi Ruizhong, SearchMedia International with its remaining subsidiaries, pursuant to the following:

Gain/(loss) on disposal of discontinued components
Zhejiang Continental	5,460
Shenyang Jingli	4,664
Qingdao Kaixiang	(1,818)
Wuxi Ruizhong	(2,642)
SearchMedia International and its remaining subsidiaries	10,489

Gain/(loss) on disposal of discontinued components	16,153